INTANGIBLE ASSETS (Details) - Software - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in finite lived Intangible assets other than goodwill
Balance at beginning of the year	$ 122	$ 147
Balance at end of the year	$ 126	122	$ 147
Intangible assets amortization period (in years)	5 years
COST
Changes in finite lived Intangible assets other than goodwill
Balance at beginning of the year	$ 252	239	558
Additions	42	40	241
Disposals	(1)	(32)	(498)
Exchange adjustments	(12)	5	(62)
Balance at end of the year	281	252	239
DEPRECIATION
Changes in finite lived Intangible assets other than goodwill
Balance at beginning of the year	130	92	338
Charge for the year	44	71	102
Disposals	(1)	(31)	(312)
Exchange adjustments	(18)	(2)	(36)
Balance at end of the year	$ 155	$ 130	$ 92